Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Additional Information (Details) £ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 4,363.1		£ 4,465.1		£ 4,441.7
US commercial paper
Disclosure of detailed information about financial instruments [line items]
Borrowings | €		€ 0
Weighted average | US revolving credit facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings | $	$ 41			$ 0
Average interest rate	4.54%	4.54%	4.54%
Weighted average | US commercial paper
Disclosure of detailed information about financial instruments [line items]
Borrowings | $	$ 433			$ 195		$ 0
Average interest rate	5.45%	5.45%	5.45%	2.56%	2.56%
Weighted average | Euro Commercial Paper Programme
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 45.0		£ 34.0
Average interest rate	4.90%	4.90%	4.90%	1.95%	1.95%
US Dollar bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings | $	$ 1,063
US Dollar bonds | Weighted average
Disclosure of detailed information about financial instruments [line items]
Average interest rate	4.26%	4.26%	4.26%
Eurobonds
Disclosure of detailed information about financial instruments [line items]
Borrowings | €		€ 3,350,000,000
Eurobonds | Weighted average
Disclosure of detailed information about financial instruments [line items]
Average interest rate	2.46%	2.46%	2.46%
Sterling bonds | Weighted average
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 650.0
Average interest rate	3.21%	3.21%	3.21%